Quarterly Holdings Report
for
Fidelity® Strategic Real Return Fund
June 30, 2021
RRS-NPRT3-0821
1.833432.115

Corporate Bonds - 1.3%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.4%

Mortgage Real Estate Investment Trusts - 0.4%
Arbor Realty Trust, Inc. 4.75% 11/1/22	250,000	271,200
Granite Point Mortgage Trust, Inc. 5.625% 12/1/22 (b)	110,000	107,181
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23	150,000	160,343
MFA Financial, Inc. 6.25% 6/15/24	285,000	288,563
Redwood Trust, Inc.:
4.75% 8/15/23	250,000	250,000
5.625% 7/15/24	140,000	143,850
RWT Holdings, Inc. 5.75% 10/1/25	130,000	131,144
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	372,000	359,213
		1,711,494
Nonconvertible Bonds - 0.9%

Hotels, Restaurants & Leisure - 0.2%
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (b)	250,000	249,345
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (b)	35,000	35,481
Times Square Hotel Trust 8.528% 8/1/26 (b)	308,083	334,641
		619,467
Household Durables - 0.1%
Adams Homes, Inc. 7.5% 2/15/25 (b)	70,000	73,150
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.625% 1/15/28(b)	75,000	79,875
6.75% 8/1/25(b)	135,000	139,894
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (b)	15,000	14,855
LGI Homes, Inc. 4% 7/15/29 (b)	70,000	70,350
M/I Homes, Inc. 5.625% 8/1/25	45,000	46,350
		424,474
TOTAL CONSUMER DISCRETIONARY		1,043,941

Oil, Gas & Consumable Fuels - 0.0%
Global Partners LP/GLP Finance Corp. 7% 8/1/27	100,000	106,000

Equity Real Estate Investment Trusts (REITs) - 0.5%
CBL & Associates LP 5.95% 12/15/26 (c)	132,000	74,250
CTR Partnership LP/CareTrust Capital Corp.:
3.875% 6/30/28(b)	40,000	40,845
5.25% 6/1/25	80,000	82,100
iStar Financial, Inc.:
4.25% 8/1/25	305,000	313,769
4.75% 10/1/24	150,000	157,875
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	105,000	111,090
Office Properties Income Trust:
4.15% 2/1/22	63,000	63,976
4.25% 5/15/24	80,000	85,049
Omega Healthcare Investors, Inc. 4.5% 4/1/27	83,000	92,800
RLJ Lodging Trust LP 3.75% 7/1/26 (b)	100,000	101,000
Senior Housing Properties Trust:
4.75% 5/1/24	271,000	277,775
4.75% 2/15/28	100,000	98,500
9.75% 6/15/25	400,000	443,000
		1,942,029
Real Estate Management & Development - 0.1%
Greystar Real Estate Partners 5.75% 12/1/25 (b)	90,000	92,520
Washington Prime Group LP 6.45% 8/15/24 (c)	330,000	214,500
		307,020
TOTAL REAL ESTATE		2,249,049
TOTAL NONCONVERTIBLE BONDS		3,398,990
TOTAL CORPORATE BONDS (Cost $4,933,588)		5,110,484

U.S. Treasury Inflation-Protected Obligations - 26.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Indexed Bonds:
0.125% 2/15/51	740,000	833,019
0.25% 2/15/50	1,027,000	1,209,641
0.625% 2/15/43	1,008,000	1,400,273
0.75% 2/15/42	1,271,000	1,831,832
0.75% 2/15/45	1,518,000	2,126,148
0.875% 2/15/47	933,000	1,329,976
1% 2/15/46	840,000	1,239,104
1% 2/15/48	687,000	993,820
1% 2/15/49	721,000	1,031,929
1.375% 2/15/44	1,364,000	2,159,434
1.75% 1/15/28	932,000	1,436,244
2% 1/15/26	1,079,000	1,708,267
2.125% 2/15/40	468,000	862,793
2.125% 2/15/41	698,000	1,283,978
2.375% 1/15/25	1,374,000	2,262,127
2.375% 1/15/27	917,000	1,487,758
2.5% 1/15/29	805,000	1,290,199
3.375% 4/15/32	293,000	650,496
3.625% 4/15/28	707,000	1,574,422
3.875% 4/15/29	869,000	1,985,820
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/22	2,488,000	2,993,825
0.125% 1/15/23	3,068,000	3,708,105
0.125% 7/15/24	2,723,000	3,293,230
0.125% 10/15/24	2,476,000	2,777,497
0.125% 4/15/25	2,159,000	2,409,353
0.125% 10/15/25	2,591,000	2,902,309
0.125% 4/15/26	2,453,000	2,668,787
0.125% 7/15/26	2,269,000	2,768,363
0.125% 1/15/30	2,591,000	2,953,706
0.125% 7/15/30	2,847,000	3,273,139
0.125% 1/15/31	3,177,000	3,588,900
0.25% 1/15/25	2,773,000	3,384,071
0.25% 7/15/29	2,196,000	2,551,775
0.375% 7/15/23	3,057,000	3,731,492
0.375% 7/15/25	2,667,000	3,297,939
0.375% 1/15/27	2,137,000	2,615,496
0.375% 7/15/27	2,408,000	2,932,553
0.5% 4/15/24	1,749,000	1,996,112
0.5% 1/15/28	2,530,000	3,071,857
0.625% 4/15/23	2,795,000	3,178,372
0.625% 1/15/24	2,951,000	3,637,361
0.625% 1/15/26	2,402,000	2,998,343
0.75% 7/15/28	2,249,000	2,746,390
0.875% 1/15/29	1,833,000	2,244,051
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $95,132,148)		100,420,306

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (b)(d)(e)(f)	138,334	1
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	284,000	287,893
Series 2002-2 Class M2, 9.163% 3/1/33	354,529	331,662
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 0% 9/25/51 (b)	85,000	85,000
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	390,848	285,729
Progress Residential Trust Series 2021-SFR6 Class F, 3.422% 7/17/38 (b)	100,000	99,996
TOTAL ASSET-BACKED SECURITIES (Cost $1,233,494)		1,090,281

Commercial Mortgage Securities - 1.1%
	Principal Amount (a)	Value ($)
Benchmark Mortgage Trust Series 2020-B18 Class AGNG, 4.5348% 7/15/53 (b)(d)	63,000	62,011
BX Commercial Mortgage Trust floater Series 2021-VINO Class G, 1 month U.S. LIBOR + 3.950% 4.0253% 5/15/38 (b)(d)(g)	116,000	117,454
BX Trust Series 2019-OC11 Class E, 4.0755% 12/9/41 (b)(d)	75,000	78,513
CGMS Commercial Mortgage Trust Series 2017-MDRB Class E, 1 month U.S. LIBOR + 3.870% 3.9445% 7/15/30 (b)(d)(g)	105,000	96,190
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)(f)	150,000	105,423
Series 2012-CR1 Class G, 2.462% 5/15/45 (b)(f)	100,000	27,776
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)	63,000	59,076
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 4.2898% 6/15/34 (b)(g)	100,000	99,750
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.6081% 6/15/50 (b)(d)	156,000	132,548
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (b)(d)	84,000	81,912
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (b)(d)	100,000	101,210
Extended Stay America Trust floater Series 2021-ESH Class F, 1 month U.S. LIBOR + 3.700% 3.7% 7/15/38 (b)(d)(g)	104,000	104,780
GS Mortgage Securities Trust:
Series 2011-GC5:
Class E, 5.4276% 8/10/44 (b)(d)(f)	63,000	28,351
Class F, 4.5% 8/10/44 (b)(f)	42,000	2,100
Series 2012-GC6 Class E, 5% 1/10/45 (b)(d)	254,000	207,473
Series 2012-GCJ9 Class D, 4.8958% 11/10/45 (b)(d)	178,000	179,732
Series 2013-GC16 Class F, 3.5% 11/10/46 (b)	269,000	187,939
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	100,000	98,369
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)	54,000	47,439
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3 Class E, 5.7068% 2/15/46 (b)(d)	200,000	72,060
Series 2012-CBX Class G 4% 6/15/45 (b)(f)	151,000	15,100
LIFE Mortgage Trust floater Series 2021-BMR Class G, 1 month U.S. LIBOR + 2.950% 3.023% 3/15/38 (b)(d)(g)	300,000	301,143
MHC Commercial Mortgage Trust floater Series 2021-MHC Class G, 1 month U.S. LIBOR + 3.200% 3.2738% 4/15/38 (b)(d)(g)	300,000	300,752
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)(d)	13,143	13,296
Series 2011-C2:
Class D, 5.4203% 6/15/44 (b)(d)	284,230	270,297
Class F, 5.4203% 6/15/44 (b)(d)(f)	343,000	218,351
Class XB, 0.3055% 6/15/44 (b)(d)(e)	5,712,606	24,199
Series 2011-C3:
Class C, 5.4752% 7/15/49 (b)(d)	109,000	108,545
Class G, 5.4752% 7/15/49 (b)(d)(f)	112,000	41,550
Motel 6 Trust floater Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 4.323% 8/15/34 (b)(d)(g)	168,514	169,041
Natixis Commercial Mortgage Securities Trust Series 2019-1776 Class F, 4.2988% 10/15/36 (b)	247,000	237,219
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	207,868	237,435
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.7542% 5/10/45 (b)(d)	78,000	71,830
Wells Fargo Commercial Mortgage Trust Series 2012-LC5:
Class E, 4.9161% 10/15/45 (b)(d)	114,000	111,869
Class F, 4.9161% 10/15/45 (b)(d)	42,000	34,501
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.3828% 3/15/45 (b)(d)	220,000	188,296
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.6332% 6/5/35 (b)(d)	140,000	121,613
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,853,910)		4,355,143

Common Stocks - 9.2%
	Shares	Value ($)
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Archer Daniels Midland Co.	17,210	1,042,926
Bunge Ltd.	3,970	310,256
Darling Ingredients, Inc. (h)	3,280	221,400
Wilmar International Ltd.	29,350	98,219
		1,672,801
ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
BP PLC	116,698	511,767
Chevron Corp.	11,520	1,206,605
ConocoPhillips Co.	5,640	343,476
Diamondback Energy, Inc.	940	88,257
EQT Corp. (h)	4,180	93,047
Equinor ASA	4,680	99,023
Exxon Mobil Corp.	24,350	1,535,998
Hess Corp.	2,850	248,862
Lukoil PJSC sponsored ADR	3,360	311,203
Magnolia Oil & Gas Corp. Class A (h)	9,340	145,984
Occidental Petroleum Corp.	5,260	164,480
Occidental Petroleum Corp. warrants 8/3/27 (h)	170	2,365
Petroleo Brasileiro SA - Petrobras (ON)	61,810	376,417
Pioneer Natural Resources Co.	1,460	237,279
Range Resources Corp. (h)	12,770	214,025
Renewable Energy Group, Inc. (h)	840	52,366
Royal Dutch Shell PLC Class B (United Kingdom)	29,607	574,755
Thungela Resources Ltd. (h)	1,019	2,805
Total SA	24,472	1,108,626
		7,317,340
FINANCIALS - 0.6%
Capital Markets - 0.1%
Brookfield Asset Management, Inc. (Canada) Class A	3,200	163,253
Insurance - 0.0%
Brookfield Asset Management Reinsurance Partners Ltd. (h)	22	1,162
Mortgage Real Estate Investment Trusts - 0.5%
AGNC Investment Corp.	2,100	35,469
Capstead Mortgage Corp.	1,100	6,754
Chimera Investment Corp.	8,600	129,516
Dynex Capital, Inc.	10,800	201,528
Ellington Financial LLC	1,600	30,640
Ellington Residential Mortgage REIT	3,900	45,903
Great Ajax Corp.	21,111	274,021
MFA Financial, Inc.	111,466	511,629
New Residential Investment Corp.	70,800	749,772
Redwood Trust, Inc.	6,700	80,869
		2,066,101
TOTAL FINANCIALS		2,230,516
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Willscot Mobile Mini Holdings (h)	2,500	69,675
MATERIALS - 4.2%
Chemicals - 0.9%
Albemarle Corp. U.S.	750	126,345
CF Industries Holdings, Inc.	7,850	403,883
Corteva, Inc.	15,650	694,078
FMC Corp.	5,570	602,674
Icl Group Ltd.	14,140	95,896
Nutrien Ltd.	22,370	1,355,446
The Mosaic Co.	8,890	283,680
		3,562,002
Construction Materials - 0.1%
Summit Materials, Inc. (h)	8,020	279,497
Metals & Mining - 2.7%
Agnico Eagle Mines Ltd. (Canada)	1,780	107,639
Anglo American Platinum Ltd.	390	45,047
Anglo American PLC (United Kingdom)	11,258	447,340
AngloGold Ashanti Ltd.	1,520	28,214
Antofagasta PLC	5,050	100,279
ArcelorMittal SA (Netherlands)	8,220	251,956
Barrick Gold Corp. (Canada)	15,290	316,260
BHP Group Ltd.	22,606	822,413
BHP Group PLC	18,215	539,000
Cleveland-Cliffs, Inc. (h)	2,610	56,272
Commercial Metals Co.	8,760	269,107
ERO Copper Corp. (h)	9,140	191,781
First Quantum Minerals Ltd.	28,280	651,791
Fortescue Metals Group Ltd.	21,868	382,774
Franco-Nevada Corp.	1,810	262,666
Freeport-McMoRan, Inc.	11,780	437,156
Grupo Mexico SA de CV Series B	16,590	78,031
IGO Ltd.	23,202	132,765
Impala Platinum Holdings Ltd.	9,120	150,001
Ivanhoe Mines Ltd. (h)	29,080	209,960
JFE Holdings, Inc.	2,860	33,493
Kaiser Aluminum Corp.	460	56,805
Kirkland Lake Gold Ltd.	1,220	47,015
Lundin Mining Corp.	83,580	753,811
MMC Norilsk Nickel PJSC	730	247,437
Newcrest Mining Ltd.	4,710	89,296
Newmont Corp.	7,540	477,885
Nickel Mines Ltd.	157,648	117,046
Nucor Corp.	1,740	166,918
POSCO	450	138,584
Rio Tinto PLC	14,795	1,221,882
Steel Dynamics, Inc.	5,740	342,104
Teck Resources Ltd. Class B (sub. vtg.)	2,950	67,943
Vale SA	32,090	730,667
Wheaton Precious Metals Corp.	5,300	233,617
		10,204,955
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	1,620	97,670
Mondi PLC	15,462	406,597
Nine Dragons Paper (Holdings) Ltd.	51,350	65,871
Oji Holdings Corp.	7,350	42,210
Stora Enso Oyj (R Shares)	25,040	456,799
Suzano Papel e Celulose SA (h)	26,090	313,733
Svenska Cellulosa AB SCA (B Shares)	8,320	136,348
UPM-Kymmene Corp.	6,500	245,865
West Fraser Timber Co. Ltd.	3,400	244,084
		2,009,177
TOTAL MATERIALS		16,055,631
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Acadia Realty Trust (SBI)	18,844	413,814
American Homes 4 Rent Class A	4,600	178,710
American Tower Corp.	4,400	1,188,616
Apartment Income (REIT) Corp.	7,809	370,381
AvalonBay Communities, Inc.	300	62,607
Crown Castle International Corp.	1,800	351,180
Digital Realty Trust, Inc.	1,800	270,828
Digitalbridge Group, Inc. (h)	19,623	155,022
Easterly Government Properties, Inc.	3,700	77,996
Equinix, Inc.	500	401,300
Equity Lifestyle Properties, Inc.	14,000	1,040,340
Healthcare Trust of America, Inc.	5,490	146,583
iStar Financial, Inc.	24,431	506,455
Lamar Advertising Co. Class A	1,600	167,072
Lexington Corporate Properties Trust	35,600	425,420
Mid-America Apartment Communities, Inc.	5,694	958,983
Monmouth Real Estate Investment Corp. Class A	10,400	194,688
NexPoint Residential Trust, Inc.	1,000	54,980
Retail Value, Inc.	2,255	49,046
Sabra Health Care REIT, Inc.	9,800	178,360
SITE Centers Corp.	12,600	189,756
Terreno Realty Corp.	1,200	77,424
Ventas, Inc.	5,018	286,528
Weyerhaeuser Co.	3,000	103,260
		7,849,349
TOTAL COMMON STOCKS (Cost $28,923,061)		35,195,312

Preferred Stocks - 3.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%

Mortgage Real Estate Investment Trusts - 0.2%
Great Ajax Corp. 7.25%	16,367	427,179
Ready Capital Corp. 7.00%	6,400	177,024
		604,203

Equity Real Estate Investment Trusts (REITs) - 0.0%
Braemar Hotels & Resorts, Inc. 5.50%	2,700	65,745
RLJ Lodging Trust Series A, 1.95% (h)	400	11,460
Wheeler REIT, Inc. 8.75% (h)	587	10,518
		87,723
Real Estate Management & Development - 0.0%
Landmark Infrastructure Partners LP 3 month U.S. LIBOR + 4.690% 6.856% (d)(g)(h)	2,000	51,946
TOTAL REAL ESTATE		139,669
TOTAL CONVERTIBLE PREFERRED STOCKS		743,872
Nonconvertible Preferred Stocks - 3.0%

Mortgage Real Estate Investment Trusts - 1.9%
Acres Commercial Realty Corp. 8.625% (d)	300	7,584
AG Mortgage Investment Trust, Inc.:
8.00%	15,879	396,384
8.25%	500	12,694
Series C, 8.00%(d)	4,600	110,906
AGNC Investment Corp.:
6.125%(d)	7,000	175,490
Series C, 7.00%(d)	10,200	273,564
Series E, 6.50%(d)	10,400	267,748
Annaly Capital Management, Inc.:
6.75%(d)	5,600	148,904
Series F, 6.95%(d)	14,800	385,540
Series G, 6.50%(d)	11,800	305,974
Arbor Realty Trust, Inc. Series D, 6.375%	500	12,690
Armour Residential REIT, Inc. Series C 7.00%	1,000	26,370
Capstead Mortgage Corp. Series E, 7.50%	3,000	76,920
Cherry Hill Mortgage Investment Corp. Series A, 8.20%	4,000	103,800
Chimera Investment Corp.:
8.00%(d)	5,000	130,350
Series B, 8.00%(d)	23,587	614,441
Series C, 7.75%(d)	8,700	224,112
Dynex Capital, Inc. Series C 6.90% (d)	9,600	250,944
Ellington Financial LLC 6.75% (d)	2,000	52,000
Invesco Mortgage Capital, Inc.:
7.50%(d)	13,200	330,000
Series B, 7.75%(d)	13,500	338,175
MFA Financial, Inc.:
6.50%(d)	9,300	219,666
Series B, 7.50%	18,486	465,108
New Residential Investment Corp.:
7.125%(d)	6,200	158,534
Series A, 7.50%(d)	17,700	459,138
Series C, 6.375%(d)	8,300	199,200
New York Mortgage Trust, Inc.:
Series C, 7.875%	3,200	80,064
Series D, 8.00%(d)	6,500	167,570
PennyMac Mortgage Investment Trust:
8.125%(d)	5,700	151,620
Series B, 8.00%(d)	9,300	253,425
Two Harbors Investment Corp.:
Series A, 8.125%(d)	11,900	316,421
Series B, 7.625%(d)	11,800	309,750
Series C, 7.25%(d)	10,500	265,440
		7,290,526

Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B) (h)	4,189	197,360

Equity Real Estate Investment Trusts (REITs) - 1.0%
American Finance Trust, Inc. 7.50%	5,300	144,266
Ashford Hospitality Trust, Inc.:
Series G, 7.375%(h)	300	8,190
Series H, 7.50%(h)	2,500	66,925
Series I, 7.50%(h)	2,500	66,675
Cedar Realty Trust, Inc.:
Series B, 7.25%	2,373	59,894
Series C, 6.50%	4,900	123,186
City Office REIT, Inc. Series A, 6.625%	2,079	54,179
CTO Realty Growth, Inc. 6.375% (h)	1,000	25,420
Digitalbridge Group, Inc.:
Series G, 7.50%	3,600	91,872
Series H, 7.125%	7,700	198,814
Series I, 7.15%	15,500	398,040
Series J, 7.15%	18,200	477,386
Farmland Partners, Inc. Series B, 6.00%	6,000	157,440
Gladstone Commercial Corp.:
6.625%	2,400	63,288
Series G, 6.00%(h)	2,300	58,512
Global Medical REIT, Inc. Series A, 7.50%	2,100	56,217
Global Net Lease, Inc.:
Series A, 7.25%	7,400	197,210
Series B 6.875%	2,200	60,500
Healthcare Trust, Inc. Series A 7.375%	2,000	51,000
iStar Financial, Inc.:
Series D, 8.00%	8,000	210,000
Series G, 7.65%	10,200	263,058
Series I, 7.50%	7,600	192,812
Pebblebrook Hotel Trust:
6.30%	973	24,568
Series C, 6.50%	7,058	177,212
Pennsylvania (REIT):
Series B, 7.375%	4,082	47,514
Series D, 6.875%	2,500	28,725
Plymouth Industrial REIT, Inc. Series A, 7.50%	2,500	66,250
Saul Centers, Inc. Series D, 6.125%	1,300	34,333
Sotherly Hotels, Inc. Series C, 7.875% (h)	1,700	33,388
Summit Hotel Properties, Inc. Series E, 6.25%	3,000	78,630
UMH Properties, Inc. Series D, 6.375%	1,800	47,412
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	4,500	118,620
Series K 5.875%	2,000	52,880
VEREIT, Inc. Series F, 6.70%	2,908	73,747
		3,808,163
TOTAL NONCONVERTIBLE PREFERRED STOCKS		11,296,049
TOTAL PREFERRED STOCKS (Cost $11,099,502)		12,039,921

Bank Loan Obligations - 0.1%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 12/22/24 (d)(g)(i)	48,250	47,810
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (d)(g)(i)	60,896	58,473
		106,283
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/20/24 (d)(g)(i)	63,289	62,538
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8309% 6/28/23 (d)(g)(i)	117,293	117,000
TOTAL BANK LOAN OBLIGATIONS (Cost $289,431)		285,821

Equity Funds - 31.9%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (j)	12,320,187	70,594,671
Fidelity Real Estate Equity Central Fund (j)	369,683	51,489,417
TOTAL EQUITY FUNDS (Cost $150,654,583)		122,084,088

Fixed-Income Funds - 25.2%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (j) (Cost $98,008,543)	959,946	96,522,528

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)(f) (Cost $594,368)	500,000	10,000

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (k) (Cost $4,776,452)	4,775,497	4,776,452

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $400,499,080)	381,890,336
NET OTHER ASSETS (LIABILITIES) - 0.1%	400,882
NET ASSETS - 100.0%	382,291,218

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,889,277 or 1.5% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(f)	Level 3 security
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Non-income producing
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	1,972,789	110,893,397	108,089,624	2,210	(110)	-	4,776,452	0.0%
Fidelity Commodity Strategy Central Fund	44,802,410	16,254,897	5,246,211	19,627	(9,004,445)	23,788,020	70,594,671	8.5%
Fidelity Floating Rate Central Fund	63,743,379	34,000,928	4,004,353	2,252,545	(140,376)	2,922,950	96,522,528	4.1%
Fidelity Real Estate Equity Central Fund	28,071,924	15,303,594	1,006,319	588,435	54,361	9,065,857	51,489,417	3.1%
Fidelity Securities Lending Cash Central Fund 0.06%	-	7,074,876	7,074,876	494	-	-	-	0.0%
Total	138,590,502	183,527,692	125,421,383	2,863,311	(9,090,570)	35,776,827	223,383,068

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds, U.S. Treasury Inflation-Protected Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.